NONCONTROLLING INTEREST (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 29, 2025	Mar. 31, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest	$ 39,310,479	$ 33,886,258	$ 8,267,647	$ 39,310,479	$ 8,267,647	$ 22,691,288	$ 6,471,351		$ 7,681,038
Net (income) loss attributable to noncontrolling interest	(34,926)	6,241	12,467	(28,685)	33,777	31,389	(10,958)
Foreign currency translation - NCI	108,751		(144,028)	217,936	(337,435)	(369,038)	298,009
Net (income) loss						31,389	10,958
Noncontrolling Interest [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest	(2,794)	$ 40,591	41,608	(2,794)	41,608	$ 33,323	$ 16,820		$ 14,199
Net (income) loss attributable to noncontrolling interest	(34,926)		12,467	(28,685)	33,777
Foreign currency translation - NCI	(8,459)		$ 14,942	(7,432)	(8,989)
Foreign currency translation - NCI	14,942			$ (7,432)	$ (8,989)
Net (income) loss	$ 12,467
A D S [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interests percentage								49.00%
A I L [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interests percentage								0.10%